Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 5,265		€ 5,057
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	10,761		10,140
Additions	1,298		1,423
Changes in the group of consolidated companies	0		(206)
Disposals	851		142
Reclassifications from (to) held for sale	(27)		(6)
Transfers	(24)		9
Exchange rate changes	165		(457)
Cost of acquisition/manufacture, Balance as of	11,322		10,761
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	1,095	[1]	935	[2]
Changes in the group of consolidated companies	0		(206)
Disposals	850		99
Reclassifications from (to) held for sale	(27)		(4)
Impairment losses	42	[3]	57	[4]
Reversals of impairment losses	0		0
Transfers	10		6
Exchange rate changes	83		(246)
Accumulated amortization and impairment, Balance as of	5,704		5,261
Accumulated amortization and impairment, Balance as of	6,057		5,704
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	757		720
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,402		1,534
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	2		0
Exchange rate changes	48		(132)
Cost of acquisition/manufacture, Balance as of	1,451		1,402
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		15
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	12		(33)
Accumulated amortization and impairment, Balance as of	682		700
Accumulated amortization and impairment, Balance as of	694		682
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	755		719
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	963		1,094
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	48		(131)
Cost of acquisition/manufacture, Balance as of	1,010		963
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	12		(33)
Accumulated amortization and impairment, Balance as of	243		276
Accumulated amortization and impairment, Balance as of	255		243
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	2		1
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	440		440
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	2		0
Exchange rate changes	0		(1)
Cost of acquisition/manufacture, Balance as of	441		440
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		15
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	439		424
Accumulated amortization and impairment, Balance as of	439		439
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	136		227
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,335		2,372
Additions	56		63
Changes in the group of consolidated companies	0		(35)
Disposals	126		21
Reclassifications from (to) held for sale	(7)		(6)
Transfers	(215)		51
Exchange rate changes	15		(89)
Cost of acquisition/manufacture, Balance as of	2,058		2,335
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	61		65
Changes in the group of consolidated companies	0		(35)
Disposals	125		19
Reclassifications from (to) held for sale	(7)		(4)
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(129)		41
Exchange rate changes	14		(84)
Accumulated amortization and impairment, Balance as of	2,108		2,143
Accumulated amortization and impairment, Balance as of	1,922		2,108
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	26		43
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,364		1,431
Additions	12		15
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		(6)
Transfers	(3)		1
Exchange rate changes	10		(77)
Cost of acquisition/manufacture, Balance as of	1,384		1,364
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	21		34
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		(4)
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	6		0
Exchange rate changes	10		(72)
Accumulated amortization and impairment, Balance as of	1,321		1,363
Accumulated amortization and impairment, Balance as of	1,358		1,321
Purchased amortized value of business acquired [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized value of business acquired [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	0		0
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	0		0
Purchased amortized value of business acquired [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	0		0
Accumulated amortization and impairment, Balance as of	0		0
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		1
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	70		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	1		4
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	69		65
Accumulated amortization and impairment, Balance as of	70		69
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	109		183
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	901		871
Additions	44		48
Changes in the group of consolidated companies	0		(35)
Disposals	126		21
Reclassifications from (to) held for sale	(7)		0
Transfers	(213)		50
Exchange rate changes	5		(12)
Cost of acquisition/manufacture, Balance as of	603		901
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	40		27
Changes in the group of consolidated companies	0		(35)
Disposals	125		19
Reclassifications from (to) held for sale	(7)		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(136)		41
Exchange rate changes	5		(12)
Accumulated amortization and impairment, Balance as of	718		715
Accumulated amortization and impairment, Balance as of	494		718
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	4,372		4,110
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	7,024		6,235
Additions	1,242		1,360
Changes in the group of consolidated companies	0		(171)
Disposals	725		121
Reclassifications from (to) held for sale	(20)		0
Transfers	190		(42)
Exchange rate changes	102		(237)
Cost of acquisition/manufacture, Balance as of	7,814		7,024
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Amortization for the year	1,034		870
Changes in the group of consolidated companies	0		(171)
Disposals	724		81
Reclassifications from (to) held for sale	(20)		0
Impairment losses	42		42
Reversals of impairment losses	0		0
Transfers	139		(35)
Exchange rate changes	57		(129)
Accumulated amortization and impairment, Balance as of	2,914		2,418
Accumulated amortization and impairment, Balance as of	€ 3,442		€ 2,914

[1]	The EUR1.1billion were included in general and administrative expenses.
[2]	The EUR935million were included in general and administrative expenses.
[3]	TheEUR42million were related to the impairment of self-developed software, recorded in general and administrative expenses.
[4]	Of which EUR42million were related to the impairment of self-developed software, recorded in general and administrative expenses, and EUR15million referring to the impairment of a non-amortizing trade-mark intangible asset which is included under impairment of goodwill and other intangible asset.